Derivatives and Hedging - Narrative (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 08, 2018 USD ($)	Dec. 25, 2021 USD ($)	Dec. 26, 2020 USD ($)	Dec. 25, 2021 CAD ($)	Jul. 16, 2021 USD ($)	Jul. 09, 2021 USD ($)	Dec. 26, 2020 CAD ($)	Nov. 08, 2018 USD ($)
Derivative [Line Items]
Amount reclassified as an increase to interest expense or income		$ 560
2018 Swap 1
Derivative [Line Items]
Term of derivative instrument	3 years
Notional amount	$ 90,000
Fixed interest rate	2.30%
Applicable interest rate margin	4.00%
Effective rate	6.30%
2018 Swap 2
Derivative [Line Items]
Notional amount								$ 60,000
Fixed interest rate								3.10%
Applicable interest rate margin								4.00%
Effective rate								7.10%
Foreign exchange forward contracts
Derivative [Line Items]
Notional amount				$ 4,464			$ 9,652
Gain (loss) on derivative		331	$ 557
Interest Rate Swap Agreement - 2021 Swap 1
Derivative [Line Items]
Notional amount						$ 144,000
Fixed interest rate						0.75%
Interest Rate Swap Agreement - 2021 Swap 2
Derivative [Line Items]
Notional amount						$ 216,000
Fixed interest rate						0.76%
Interest Rate Swap Agreement - 2021 Swap 3
Derivative [Line Items]
Notional amount					$ 60,000
Fixed interest rate					3.63%
Fair Value, Recurring | Foreign exchange forward contracts
Derivative [Line Items]
Derivative asset		$ 14	$ (12)